Fair Value of Financial Instruments (Tables)	3 Months Ended
Mar. 31, 2023
Fair Value Disclosures [Abstract]
Financial Assets Measured at Fair Value on a Recurring Basis
Financial assets and liabilities measured at fair value on a recurring basis using the above input categories were as follows (in thousands):

	Pricing Category	Fair Value at
		March 31, 2023	December 31, 2022
Assets:
Cash equivalents and marketable securities:
Money market funds	Level 1	$57,325	$14,941
U.S. Treasury securities	Level 1	74,689	—
Short-term investments:
U.S. Treasury securities	Level 1	128,341	224,359
Total		$260,355	$239,300

Liabilities:
Other non-current liabilities
Derivative liability	Level 3	$135,678	$—
Total		$135,678	$—
Financial assets measured at fair value on a recurring basis using the above input categories were as follows (in thousands):

		Fair Value at
	Pricing Category	December 31,
		2022	2021
Assets:
Cash equivalents:
Money market funds	Level 1	$14,941	$102,978
U.S. Treasury securities	Level 1	—	49,996
Short-term investments:
U.S. Treasury securities	Level 1	224,359	330,053
Corporate debt securities	Level 2	—	160,914
Total		$239,300	$643,941

Summary of Cash Equivalents and Marketable Securities
The following is a summary of cash equivalents and marketable securities as of March 31, 2023 (in thousands):

	Amortized Cost	Unrealized Gain	Estimated Fair Value
Cash equivalents:
Money market funds	$57,325	$—	$57,325
U.S. Treasury securities	74,689	—	74,689
Short-term investments:
U.S. Treasury securities	128,278	63	128,341
Total	$260,292	$63	$260,355
The following is a summary of cash equivalents and marketable securities as of December 31, 2022 (in thousands):

	Amortized Cost	Unrealized Loss	Estimated Fair Value
Cash equivalents:
Money market funds	$14,941	$—	$14,941
Short-term investments:
U.S. Treasury securities	224,904	(545)	224,359
Total	$239,845	$(545)	$239,300
The following is a summary of cash equivalents and marketable securities as of December 31, 2022 (in thousands):

	Amortized Cost	Unrealized Losses	Estimated Fair Value
Cash equivalents:
Money market funds	$14,941	$—	$14,941
Short-term investments:
U.S. Treasury securities	224,904	(545)	224,359
Total	$239,845	$(545)	$239,300
The following is a summary of cash equivalents and marketable securities as of December 31, 2021 (in thousands):

	Amortized Cost	Unrealized Losses	Estimated Fair Value
Cash equivalents:
Money market funds	$102,978	$—	$102,978
U.S. Treasury securities	49,996	—	49,996
Short-term investments:
U.S. Treasury securities	330,618	(565)	330,053
Corporate debt securities	160,937	(23)	160,914
Total	$644,529	$(588)	$643,941